Equity - Schedule of the Information Relating to Non-Controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Information Relating to Non-Controlling Interests [Abstract]
Non-current assets	$ 6	$ 6
Current assets	184	247
Current liabilities	(25,901)	(23,419)
Net assets	(25,711)	(23,166)
Net assets attributable to non-controlling interests	(394)	(355)
Loss for the year	2,545	6,365
Loss allocated to non-controlling interests	$ 39	$ 97